RELATED PARTY TRANSACTIONS - Loan transactions with related parties (Details) - Related Party - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
RELATED PARTY TRANSACTIONS
Proceeds/collection from (payment/repayment made to) related parties	$ (2,584,846)	$ (205,440)	$ (333,840)
Qiwei Miao
RELATED PARTY TRANSACTIONS
Proceeds/collection from (payment/repayment made to) related parties	(1,045,660)	(53,507)
Zhidan Mao
RELATED PARTY TRANSACTIONS
Proceeds/collection from (payment/repayment made to) related parties	(596,096)
Hangzhou Shilian Office Equipment Co., Ltd
RELATED PARTY TRANSACTIONS
Proceeds/collection from (payment/repayment made to) related parties	(533,479)
Chun Lyu
RELATED PARTY TRANSACTIONS
Proceeds/collection from (payment/repayment made to) related parties	(289,677)
Ningbo Lihong Information System Engineering Co., Ltd.
RELATED PARTY TRANSACTIONS
Proceeds/collection from (payment/repayment made to) related parties	(159,351)		65,668
Yun Li
RELATED PARTY TRANSACTIONS
Proceeds/collection from (payment/repayment made to) related parties	(149,247)
Shanghai Yaodun Science and Technology Development Center (Limited Partnership)
RELATED PARTY TRANSACTIONS
Proceeds/collection from (payment/repayment made to) related parties	(142,927)	(135,402)	(106,014)
Eshallgo Electrical Equipment (Shanghai) Co., Ltd.
RELATED PARTY TRANSACTIONS
Proceeds/collection from (payment/repayment made to) related parties	(138,566)
Qingdao Lixing Technology Co., Ltd.
RELATED PARTY TRANSACTIONS
Proceeds/collection from (payment/repayment made to) related parties	(69,283)
Qinghai Chengchuang Ideal Trading Co. Ltd.
RELATED PARTY TRANSACTIONS
Proceeds/collection from (payment/repayment made to) related parties	237,405	(239,521)
Anhui New Yalian Office Equipment Co., Ltd.
RELATED PARTY TRANSACTIONS
Proceeds/collection from (payment/repayment made to) related parties	64,028	40,886	(110,109)
Zhongyang Pan
RELATED PARTY TRANSACTIONS
Proceeds/collection from (payment/repayment made to) related parties	127,481
Peidong Xia
RELATED PARTY TRANSACTIONS
Proceeds/collection from (payment/repayment made to) related parties	115,010
Shanghai Mingzhe Office Equipment Co., Ltd.
RELATED PARTY TRANSACTIONS
Proceeds/collection from (payment/repayment made to) related parties		209,702	(218,895)
Others
RELATED PARTY TRANSACTIONS
Proceeds/collection from (payment/repayment made to) related parties	$ (4,484)	$ (27,598)	$ 35,510